Total
Columbia Large Cap Growth Opportunity Fund
Summary of the Fund
Investment Objective
Columbia Large Cap Growth Opportunity Fund (the Fund) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
You may be required to pay such brokerage commissions and other fees to financial intermediaries when transacting in any class of Fund shares, including those that do not assess any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. Such brokerage commissions and other fees are set by the financial intermediary. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information is available about these and other sales charge discounts and waivers from your financial intermediary, and can be found in the
Choosing a Share Class
section beginning on page 22 of the Fund’s prospectus, in
Appendix A
to the prospectus beginning on page A-1 and in Appendix S to the Statement of Additional Information (SAI) under
Sales Charge Waivers
beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Large Cap Growth Opportunity Fund	Class A		Class C		Class Adv	Class Inst	Class Inst2	Class Inst3	Class R
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none		none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	1.00%	[2]	none	none	none	none	none
[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Columbia Large Cap Growth Opportunity Fund		Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3	Class R
Management fees		0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Distribution and/or service (12b-1) fees		0.25%	none	1.00%	none	none	none	0.50%
Other expenses		0.15%	0.15%	0.15%	0.15%	0.09%	0.05%	0.15%
Total annual Fund operating expenses		1.11%	0.86%	1.86%	0.86%	0.80%	0.76%	1.36%
Less: Fee waivers and/or expense reimbursements	[1]	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.05%)	(0.06%)	(0.06%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		1.05%	0.80%	1.80%	0.80%	0.75%	0.70%	1.30%
[1]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through June 30, 2022, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.05% for Class A, 0.80% for Class Adv, 1.80% for Class C, 0.80% for Class Inst, 0.75% for Class Inst2, 0.70% for Class Inst3 and 1.30% for Class R.

Example
The following example is intended to help you
compare
the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Effective April 1, 2021, Class C shares generally automatically convert to Class A shares of the same Fund on approximately the 8-year anniversary of the Class C shares purchase date (Class C Shares 8-Year Conversion Policy). Class C shares’ 10-year cost examples below reflect the Class C Shares 8-Year Conversion Policy.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

Expense Example - Columbia Large Cap Growth Opportunity Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	676	902	1,146	1,844
Class Adv	82	268	471	1,055
Class C	283	579	1,000	1,979
Class Inst	82	268	471	1,055
Class Inst2	77	250	439	985
Class Inst3	72	237	416	937
Class R	132	425	739	1,630

Expense Example, No Redemption - Columbia Large Cap Growth Opportunity Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	676	902	1,146	1,844
Class Adv	82	268	471	1,055
Class C	183	579	1,000	1,979
Class Inst	82	268	471	1,055
Class Inst2	77	250	439	985
Class Inst3	72	237	416	937
Class R	132	425	739	1,630

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $718.6 million and $2.1 trillion as of May 31, 2021). The market capitalization range and composition of companies in the Index are subject to change. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term, above-average earnings growth. The Fund may from time to time emphasize one or more sectors in selecting its investments, including the information technology sector.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.

Principal Risks
An investment in the Fund involves risks, including
Large-Cap Stock Risk
,
Growth Securities Risk
,
Market Risk
, and
Sector Risk
, among others. Descriptions of these and other principal risks of investing in the Fund are provided below.
There is no assurance that the Fund will achieve its investment objective and you may lose money
. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Active Management Risk.
Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund’s consideration of issuer environmental, social and corporate governance factors may cause the Fund to invest in, forego investing in, or sell securities of issuers, including issuers within certain sectors, regions and countries that could negatively impact Fund performance.
Convertible Securities Risk.
Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Depositary Receipts Risk.
Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events, including, for example, military confrontations, war, terrorism and disease/virus outbreaks and epidemics, occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Foreign Securities Risk.
Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations, war, terrorism and disease/virus outbreaks and epidemics), occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Growth Securities Risk.
Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Issuer Risk.
An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of an investment in the Fund.
■
Large-Cap Stock Risk.
Investments in  larger, more established companies (larger companies) may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.

Market Risk.
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The coronavirus disease 2019 (COVID-19) pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Sector Risk.
At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business within one or more economic sectors, including the information technology sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
■
Information Technology Sector.
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected
by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the
Shareholder Fees
table in this prospectus) for the periods shown with a broad measure of market performance.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such share classes, where applicable) for periods prior to its inception date. Share classes with expenses that are higher than Class A shares will have performance that is lower than Class A shares (without applicable sales charges). Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the
Average Annual Total Returns
table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.
The Fund’s performance prior to November 2015, when the Investment Manager assumed day-to-day portfolio management responsibilities over the Fund, reflects returns achieved by a subadviser that managed the Fund according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Year by Year Total Return (%) as of December 31 Each Year
[1]	Year to Date return as of March 31, 2021: 2.49%

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 2nd Quarter 2020 28.40% Worst 4th Quarter 2018 -17.74%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2020)
Average Annual Total Returns - Columbia Large Cap Growth Opportunity Fund	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	Dec. 31, 1997	32.43%	17.34%	14.34%
Class A | returns after taxes on distributions	Dec. 31, 1997	28.45%	14.50%	10.87%
Class A | returns after taxes on distributions and sale of Fund shares	Dec. 31, 1997	21.39%	13.16%	10.56%
Class Adv	Nov. 08, 2012	40.83%	19.02%	15.25%
Class C	Dec. 31, 1997	38.46%	17.85%	14.16%
Class Inst	Dec. 31, 1997	40.84%	19.03%	15.31%
Class Inst2	Dec. 11, 2013	40.92%	19.12%	15.30%
Class Inst3	Mar. 01, 2017	40.99%	19.06%	15.18%
Class R	Oct. 26, 2016	40.18%	18.44%	14.73%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)		38.49%	21.00%	17.21%